SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]

	Nine Months Ended
	September 30, 2021	September 30, 2020
Net income	$5,105,445	$21,651,371
Less loss attributable to non-controlling interest	(203,673)	(83,339)
Net income attributable to The Hagerty Group, LLC	$5,309,118	$21,734,710
Weighted average units	100,000	100,000
Earnings per unit	$53.09	$217.35

Net income	$10,039,117	$4,205,870	$8,473,798
Less loss attributable to non-controlling interest	126,959	—	—
Net income to The Hagerty Group, LLC	$10,166,076	$4,205,870	$8,473,798
Weighted average units	100,000	75,665	—
Earnings per unit	$101.66	$55.59	$—

Aldel Financial Inc.
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]

	Three Months Ended	Nine Months Ended
	September 30,	September 30,
	2021	2021
Net loss	$(8,960,156)	$(10,565,658)
Weighted average shares outstanding, basic and diluted	3,447,500	3,899,158
Basic and diluted net loss per common share	$(0.47)	$(0.41)